COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease commitments

Year ending December 31,	RMB
2020	11,817,396
2021	11,278,557
2022	10,131,766
2023	10,131,766
2024	10,131,766